                        January 11, 2016

Securities and Exchange Commission

Office of Filings and Information Services

100 F Street, NE

Washington, D.C.  20549

            Re:       The Dreyfus/Laurel Funds, Inc.

-Dreyfus BASIC S&P 500 Stock Index Fund

-Dreyfus Bond Market Index Fund

-Dreyfus Disciplined Stock Fund

-Dreyfus Money Market Reserves

-Dreyfus Opportunistic Fixed Income Fund

-Dreyfus Tax Managed Growth Fund

-General AMT-Free Municipal Money Market Fund

-General Treasury and Agency Money Market Fund

                        File No.  811-05202

Dear Sir/Madam:

            Transmitted for filing is Form N-CSR for the above-referenced series of the Registrant for the fiscal year ended October 31, 2015.

            Please direct any questions or comments to the attention of the undersigned at (212) 922-7804.

                                                                                                Very truly yours,

                                                                                                /s/ Judianny Compres

                                                                                                Judianny Compres

                                                                                                Paralegal

JC/

Enclosures